Shareholders' Equity - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Shareholders? Equity
Value of shares authorized | $	$ 450,000
Description of voting rights	one vote
Common Shares
Shareholders? Equity
Number of shares authorized | shares	300,000,000
Par value of shares authorized | $ / shares	$ 0.001
Preferred Shares
Shareholders? Equity
Number of shares authorized | shares	150,000,000
Par value of shares authorized | $ / shares	$ 0.001